32 Tax incentives (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Tax Incentives
Percentage of tax reduction	75.00%
Realization period	10 years
ICMS tax incentives	R$ 67,796	R$ 81,863